Maturities of Long-term Debt (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Debt Disclosure [Line Items]
2012	¥ 962,455
2013	794,422
2014	575,521
2015	255,590
2016	299,961
After five years	117,746
Long Term Debt, Maturities, Repayments of Principal after Year One, Total	2,043,240
Long-term debt	¥ 3,005,695	¥ 3,035,331